AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.7%
Common Stocks
Air Freight & Logistics — 1.9%
FedEx Corp.	105,780	$23,196,496
Auto Components — 2.8%
Adient PLC*	130,998	5,429,867
Magna International, Inc. (Canada)	380,969	28,664,108
		34,093,975
Automobiles — 3.7%
General Motors Co.*	759,127	40,013,584
Harley-Davidson, Inc.	147,213	5,389,468
		45,403,052
Banks — 13.1%
Bank of America Corp.	370,181	15,714,183
Citigroup, Inc.	854,233	59,950,072
Citizens Financial Group, Inc.	499,116	23,448,470
Wells Fargo & Co.	1,318,235	61,179,286
		160,292,011
Capital Markets — 6.3%
Bank of New York Mellon Corp. (The)	450,677	23,363,096
Credit Suisse Group AG (Switzerland), ADR(a)	1,164,764	11,484,573
Goldman Sachs Group, Inc. (The)	59,923	22,652,692
State Street Corp.	226,999	19,231,355
		76,731,716
Communications Equipment — 3.9%
F5 Networks, Inc.*(a)	162,691	32,339,717
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	1,396,913	15,645,426
		47,985,143
Containers & Packaging — 0.7%
International Paper Co.	157,007	8,779,831
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc. (Class B Stock)*	66,118	18,046,247
Equitable Holdings, Inc.	191,665	5,680,950
		23,727,197
Electric Utilities — 3.0%
PPL Corp.	1,068,193	29,781,221
Southern Co. (The)	111,808	6,928,742
		36,709,963
Electronic Equipment, Instruments & Components — 2.8%
Corning, Inc.	452,978	16,529,167
TE Connectivity Ltd.	128,625	17,649,923
		34,179,090
Energy Equipment & Services — 3.6%
Baker Hughes Co.(a)	322,321	7,970,998
Halliburton Co.	430,178	9,300,448
NOV, Inc.*	1,210,682	15,872,041
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Schlumberger NV	353,929	$10,490,456
		43,633,943
Food Products — 0.9%
Mondelez International, Inc. (Class A Stock)	182,067	10,592,658
Health Care Equipment & Supplies — 2.4%
Medtronic PLC	165,985	20,806,220
Zimmer Biomet Holdings, Inc.	59,390	8,692,320
		29,498,540
Health Care Providers & Services — 6.9%
Anthem, Inc.	119,506	44,551,837
CVS Health Corp.	193,388	16,410,905
HCA Healthcare, Inc.	46,826	11,365,607
UnitedHealth Group, Inc.	29,438	11,502,604
		83,830,953
Hotels, Restaurants & Leisure — 0.9%
Booking Holdings, Inc.*	4,529	10,751,257
Industrial Conglomerates — 4.8%
General Electric Co.	570,270	58,754,918
Insurance — 7.8%
American International Group, Inc.	1,068,823	58,667,695
Hartford Financial Services Group, Inc. (The)	226,416	15,905,724
Travelers Cos., Inc. (The)	136,945	20,817,009
		95,390,428
IT Services — 1.5%
Amdocs Ltd.	80,500	6,094,655
Euronet Worldwide, Inc.*	97,353	12,391,090
		18,485,745
Machinery — 4.9%
CNH Industrial NV (United Kingdom)	1,482,861	24,630,321
Cummins, Inc.	92,240	20,713,415
PACCAR, Inc.	185,512	14,640,607
		59,984,343
Media — 3.3%
Comcast Corp. (Class A Stock)	314,419	17,585,455
Discovery, Inc. (Class C Stock)*	957,834	23,246,631
		40,832,086
Oil, Gas & Consumable Fuels — 10.2%
APA Corp.	1,207,761	25,882,306
Hess Corp.	320,562	25,039,098
Marathon Oil Corp.	2,460,592	33,636,293
Marathon Petroleum Corp.	157,748	9,750,404
Murphy Oil Corp.(a)	147,943	3,694,137
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	585,141	26,079,734
		124,081,972
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AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Personal Products — 1.7%
Unilever PLC (United Kingdom), ADR(a)	391,699	$21,237,920
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	141,703	8,384,567
GlaxoSmithKline PLC (United Kingdom), ADR(a)	450,532	17,214,828
Sanofi (France), ADR(a)	263,602	12,708,252
		38,307,647
Software — 4.0%
Microsoft Corp.	86,214	24,305,451
Oracle Corp.	277,047	24,139,105
		48,444,556
Technology Hardware, Storage & Peripherals — 1.2%
Hewlett Packard Enterprise Co.	1,025,889	14,618,918
Wireless Telecommunication Services — 1.4%
Vodafone Group PLC (United Kingdom), ADR(a)	1,119,094	17,290,002

Total Long-Term Investments (cost $966,025,556)		1,206,834,360
Short-Term Investments — 8.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	12,683,601	12,683,601
PGIM Institutional Money Market Fund (cost $94,590,593; includes $94,585,926 of cash collateral for securities on loan)(b)(wa)	94,647,382	94,590,593

Total Short-Term Investments (cost $107,274,194)		107,274,194

TOTAL INVESTMENTS—107.5% (cost $1,073,299,750)		1,314,108,554

Liabilities in excess of other assets — (7.5)%		(91,715,456)

Net Assets — 100.0%		$1,222,393,098

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $91,635,894; cash collateral of $94,585,926 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2